Consolidated statements of financial position - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 43,014	$ 39,119	$ 37,179
Property, plant and equipment	1,642,259	1,379,527	1,069,011
Right-of-use assets	53,260	44,081	61,391
Investments in associates and joint ventures	156,925	107,112	67,590
Deferred income tax assets, net	1,921	2,629	1,583
Other receivables	19,549	14,657	11,789
Trade receivables	4,363	8,531	15,325
Investment in financial assets	2,534	0	0
Total noncurrent assets	1,923,825	1,595,656	1,263,868
Current assets
Assets held for disposal	103	494	0
Inventories	153,927	100,137	80,479
Contract assets	1,360	871	203
Other receivables	63,259	34,369	36,192
Trade receivables	133,904	108,146	118,077
Investment in financial assets	51,012	28,934	8,370
Cash and cash equivalents	62,678	54,618	66,100
Total current assets	466,243	327,569	309,421
TOTAL ASSETS	2,390,068	1,923,225	1,573,289
SHAREHOLDERS' EQUITY
Shareholders' contributions	10,504	10,385	10,572
Reserves, other comprehensive income and retained earnings	829,388	666,845	531,977
Shareholders' equity attributable to shareholders of the parent company	839,892	677,230	542,549
Non-controlling interest	8,226	6,165	5,550
TOTAL SHAREHOLDERS' EQUITY	848,118	683,395	548,099
Non-current liabilities
Provisions	258,478	186,488	144,768
Deferred income tax liabilities, net	185,179	119,609	97,231
Contract liabilities	0	0	294
Income tax liability	3,026	3,571	3,387
Taxes payable	201	215	1,428
Salaries and social security	3,262	3,860	0
Lease liabilities	28,335	24,172	40,391
Loans	670,535	527,575	419,651
Other liabilities	968	2,961	703
Accounts payable	888	710	2,465
Total noncurrent liabilities	1,150,872	869,161	710,318
Current liabilities
Provisions	19,297	6,133	5,460
Contract liabilities	13,329	6,824	7,404
Income tax liability	1,336	740	1,964
Taxes payable	14,671	15,764	11,437
Salaries and social security	23,459	14,934	10,204
Lease liabilities	27,287	22,098	21,389
Loans	86,680	150,731	107,109
Other liabilities	3,468	9,062	1,310
Accounts payable	201,551	144,383	148,595
Total current liabilities	391,078	370,669	314,872
TOTAL LIABILITIES	1,541,950	1,239,830	1,025,190
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,390,068	$ 1,923,225	$ 1,573,289